Reconciliation of the Differences between Basic and Diluted EPS (Reconciliation of the Differences between Basic and Diluted EPS) (Detail) - JPY (¥)
¥ / shares in Units, shares in Thousands, ¥ in Millions
	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Earnings Per Share [Abstract]
Net income attributable to Sony Corporation's stockholders for basic and diluted EPS computation	¥ 582,191	¥ 916,271	¥ 490,794
Weighted-average shares outstanding	1,234,408	1,266,592	1,263,895
Effect of dilutive securities:
Stock acquisition rights	3,853	4,088	4,565
Zero coupon convertible bonds	23,994	23,966	23,960
Weighted-average shares for diluted EPS computation	1,262,255	1,294,646	1,292,420
Basic EPS	¥ 471.64	¥ 723.41	¥ 388.32
Diluted EPS	¥ 461.23	¥ 707.74	¥ 379.75